Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Cash receipts from customers	$ 132,406	$ 114,993	$ 113,205
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(105,362)	(91,178)	(90,032)
Cash paid to other suppliers and employees	(15,344)	(14,295)	(13,643)
Interest received	15	8	4
Interest paid	(647)	(534)	(581)
Income taxes paid	(2,931)	(3,211)	(2,282)
Net cash provided by operating activities	8,137	5,783	6,671
Cash flows from investing activities:
Purchases of property and equipment	(2,136)	(1,984)	(2,030)
Proceeds from sale-leaseback transactions	515	600	529
Proceeds from sale of property and equipment and other assets	11	54	23
Acquisitions (net of cash acquired) and other investments	(2,439)	(415)	(378)
Purchase of available-for-sale investments	(157)	(226)	0
Maturity of available-for-sale investments	161	136	0
Proceeds from sale of subsidiary	0	0	7
Net cash used in investing activities	(4,045)	(1,835)	(1,849)
Cash flows from financing activities:
Increase (decrease) in short-term debt	685	(690)	(60)
Proceeds from issuance of long-term debt	1,483	3,964	1,239
Repayments of long-term debt	(3,100)	0	(1,718)
Purchase of noncontrolling interest in subsidiary	0	0	(26)
Dividends paid	(1,288)	(1,097)	(829)
Proceeds from exercise of stock options	421	500	836
Excess tax benefits from stock-based compensation	106	62	28
Repurchase of common stock	(4,001)	(3,976)	(4,330)
Net cash used in financing activities	(5,694)	(1,237)	(4,860)
Effect of exchange rate changes on cash and cash equivalents	(6)	3	0
Net increase (decrease) in cash and cash equivalents	(1,608)	2,714	(38)
Cash and cash equivalents at the beginning of the year	4,089	1,375	1,413
Cash and cash equivalents at the end of the year	2,481	4,089	1,375
Reconciliation of net income to net cash provided by operating activities:
Net income	4,644	4,592	3,862
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,931	1,870	1,753
Stock-based compensation	165	141	132
Loss on early extinguishment of debt	521	0	348
Deferred income taxes and other noncash items	(58)	(86)	(111)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(737)	(2,210)	(387)
Inventories	(770)	12	(853)
Other current assets	(383)	105	3
Other assets	9	(135)	(99)
Accounts payable and claims and discounts payable	1,742	1,024	1,147
Accrued expenses	1,060	471	766
Increase (Decrease) in Other Operating Liabilities	13	(1)	110
Net cash provided by operating activities	$ 8,137	$ 5,783	$ 6,671